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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:

/s/ Alex R. Lieblong
--------------------
Alex R. Lieblong                  Little Rock, AR           November 14, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $128,545
                                        (thousands)

List of Other Included Managers:        None.

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                           FORM 13F INFORMATION TABLE

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
                                                                                                                Voting Authority
                                                             Value              Sh/Prn  Investment  Other   -----------------------
Name                           Title of Class      Cusip    (x1000)   Shares   Put/Call Discretion Managers   Sole    Shared  None
----------------------------- ----------------- ----------- ------- ---------- -------- ---------- -------- --------- ------ ------
BANK OF AMERICA CORPORATION         COM         060505 10 4 $ 7,110  1,161,800    SH       Sole      N/A    1,161,800
CHARTER COMMUNICATIONS INC D      CL A NEW      16117M 30 5 $12,610    269,222    SH       Sole      N/A      269,222
CHURCHILL DOWNS INC                 COM         171484 10 8 $   624     15,975    SH       Sole      N/A       15,975
CIT GROUP INC                     COM NEW       125581 80 1 $ 1,063     35,000    SH       Sole      N/A       35,000
COMCAST CORP NEW                  CL A SPL      20030N 20 0 $ 6,423    310,000    SH       Sole      N/A      310,000
DIREXION SHS ETF TR            20YR TRES BEAR   25459W 53 2 $   464     30,000    SH       Sole      N/A       30,000
FELCOR LODGING TR INC          PFD CV A $1.95   31430F 20 0 $    40      2,000    SH       Sole      N/A        2,000
FLY LEASING LTD                SPONSORED ADR    34407D 10 9 $ 1,789    157,592    SH       Sole      N/A      157,592
HILLTOP HOLDINGS INC                COM         432748 10 1 $    50      7,000    SH       Sole      N/A        7,000
HOME BANCSHARES INC                 COM         436893 20 0 $ 8,644    407,365    SH       Sole      N/A      407,365
LAKES ENTMNT INC                    COM         51206P 10 9 $ 1,552    641,237    SH       Sole      N/A      641,237
LAS VEGAS SANDS CORP                COM         517834 10 7 $11,694    305,000    SH       Sole      N/A      305,000
MELA SCIENCES INC                   COM         55277R 10 0 $ 1,249    282,000    SH       Sole      N/A      282,000
MGIC INVT CORP WIS                  COM         552848 10 3 $   374    200,000    SH       Sole      N/A      200,000
MITEK SYS INC                     COM NEW       606710 20 0 $   925    100,000    SH       Sole      N/A      100,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R 29 7 $   778     40,000    SH       Sole      N/A       40,000
RADIAN GROUP INC                    COM         750236 10 1 $ 3,626  1,655,741    SH       Sole      N/A    1,655,741
REPUBLIC SVCS INC                   COM         760759 10 0 $11,407    406,510    SH       Sole      N/A      406,510
UNITED CONTL HLDGS INC              COM         910047 10 9 $ 5,523    285,000    SH       Sole      N/A      285,000
VALERO ENERGY CORP NEW              COM         91913Y 10 0 $    89      5,000    SH       Sole      N/A        5,000
WALTER INVT MGMT CORP               COM         93317W 10 2 $19,673    857,980    SH       Sole      N/A      857,980
WELLS FARGO & CO NEW                COM         949746 10 1 $30,753  1,275,000    SH       Sole      N/A    1,275,000
ZIONS BANCORPORATION                COM         989701 10 7 $ 2,085    148,117    SH       Sole      N/A      148,117